Share Capital - Schedule of the Company's RSUs, PSUs, and DSUs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Obligations accrued | $	$ 81.1	$ 85.2
RSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	363,540	375,600
Granted and adjusted dividends	113,182	118,812
Paid	(131,316)	(114,329)
Forfeited	(23,604)	(16,543)
Units, end of year	321,802	363,540
Obligations accrued | $	$ 21.6	$ 22.2
PSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	546,583	658,824
Granted and adjusted dividends	115,513	130,644
Paid	(238,114)	(229,024)
Forfeited	(21,771)	(13,861)
Units, end of year	402,211	546,583
Obligations accrued | $	$ 39.2	$ 39.5
DSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	204,993	231,347
Granted and adjusted dividends	13,094	13,070
Paid	(61,642)	(39,424)
Forfeited	0	0
Units, end of year	156,445	204,993
Obligations accrued | $	$ 20.3	$ 23.5